Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Long-Term Liabilities [Line Items]
Deferred pre-COD cash flows (note 17)	$ (34,976)	$ 0
Pension obligations	(20,550)	(21,209)
Non-current portion of operating lease liabilities	(5,668)	(5,124)
Day 1 gain deferred revenue	(384)	(6,604)
Deferred commissioning period revenue	(102)	(2,145)
Other	(7,397)	(6,694)
Other non-current liabilities	(253,077)	(225,776)
Non current contract liabilities	(35,078)	(2,145)
Asset retirement obligation	6,600	6,400
Assets under development, removal cost capitalized		4,700
VIE debt
Other Long-Term Liabilities [Line Items]
VIE dividend payable	(184,000)	(184,000)
Oil
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	(200)	(5,100)
Gas
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	$ (100)	$ (1,500)